SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended				9 Months Ended	12 Months Ended
	Nov. 18, 2024	Jul. 01, 2024	Jan. 24, 2024	Jul. 20, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 23, 2024	Oct. 17, 2024	Feb. 10, 2023	Jan. 26, 2023	Aug. 22, 2022
Subsequent Event [Line Items]
Common stock, par value					$ 0.001					$ 0.001	$ 0.001
Gross proceeds										$ 202,000
Payment of stock issuance costs										$ 134,000
Exercise price per share																$ 13.20
Warrant term																5 years
Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued					362,219	475,986	111,369	53,335		360,943
Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price			$ 4.13
2022 Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants										366,664
Exercise price per share															$ 13.20
2022 Amended Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share					$ 4.13					$ 4.13
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price													$ 1.00
Fund receivables												$ 10,000,000
Subsequent Event [Member] | First Milestone [Member]
Subsequent Event [Line Items]
Fund receivables												$ 2,000,000
Subsequent Event [Member] | Common Stock [Member] | 2024 At The Market Offering [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 350,000
Number of shares issued	348,185
Remaining proceeds	$ 4,100,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price			$ 4.13
Subsequent Event [Member] | Purchasers [Member]
Subsequent Event [Line Items]
Warrant term			5 years
Subsequent Event [Member] | 2022 Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants			366,664
Exercise price per share			$ 13.20
Subsequent Event [Member] | 2022 Amended Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share			$ 4.13
Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock shares issued		1,248,529	1,371,000	1,694,820
Common stock, par value			$ 0.001	$ 0.001										$ 0.001
Shares issued price per share deduction			$ 0.0001
Gross proceeds			$ 5,563,000	$ 4,716,000
Payment of stock issuance costs		$ 72,000	$ 733,000	$ 597,000
Purchase Agreement [Member] | Alliance Global Partners [Member]
Subsequent Event [Line Items]
Common stock shares issued				182,447
Placement agent cash fee paid			7.00%	7.00%
Placement agent cash fee			3.50%
Legal expenses			$ 75,000	$ 75,000
Non-accountable expense allowance			$ 30,000	$ 30,000
Purchase Agreement [Member] | Investors [Member]
Subsequent Event [Line Items]
Common stock shares issued			1,368,600	1,650,473
Share price			$ 3.50	$ 2.75
Purchase Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,400
Shares issued price per share deduction			$ 4.255
Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants			200,000
Exercise price per share			$ 0.0001
Warrant restriction, threshold common stock held, percent			9.99%
Purchase Agreement [Member] | Purchase Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants			1,571,000
Warrant price			$ 0.125
Exercise price per share			$ 4.13
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued			1,371,000
Shares issued price per share deduction			$ 0.0001
Gross proceeds			$ 5,500,000
Payment of stock issuance costs			$ 941,000
Purchase Agreement [Member] | Subsequent Event [Member] | Alliance Global Partners [Member]
Subsequent Event [Line Items]
Placement agent cash fee paid			7.00%
Placement agent cash fee			3.50%
Legal expenses			$ 75,000
Non-accountable expense allowance			$ 30,000
Purchase Agreement [Member] | Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Common stock shares issued			1,368,600
Share price			$ 3.50
Purchase Agreement [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,400
Shares issued price per share deduction			$ 4.2555
Purchase Agreement [Member] | Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants			200,000
Exercise price per share			$ 0.0001
Warrant restriction, threshold common stock held, percent			9.99%
Purchase Agreement [Member] | Subsequent Event [Member] | Purchase Warrants [Member]
Subsequent Event [Line Items]
Shares of common stock called by warrants			1,571,000
Warrant price			$ 0.125
Exercise price per share			$ 4.13